SHARE CAPITAL - Disclosure of number and weighted average exercise prices of deferred share units (Details) - Deferred Share Units [Member]	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year | Share	732,475	194,610
Granted | Share	145,783	537,865
Canceled | Share	(123,893)
Settled | Share	(56,829)
Vested | Share		0
Outstanding at the end of year | Share	697,536	732,475
Weighted average grant date, beginning of year | $ / shares	$ 2.05	$ 4.73
Weighted average grant date, Granted | $ / shares	0.83	1.15
Cancelled Weighted average fair value | $ / shares	0.95
Settled Weighted average fair value | $ / shares	3.41
Weighted average grant date, vested | $ / shares		1.8
Weighted average grant date, end of year | $ / shares	$ 1.85	$ 2.05